UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Premier International Funds, Inc.
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-6490 Securities Act File Number: 33-44254
4(a).	Last day of fiscal year for which this notice is filed:
October 31, 2004
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Premier Greater China Fund - Class A 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$ 80,150,361
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 39,661,537
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 39,661,537
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 40,488,824
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$( -0- )
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001177
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 4,765.53
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 4,765.53 =============
Dreyfus Premier Greater China Fund - Class B 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$ 19,982,530
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 4,303,238
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 4,303,238
--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 15,679,292
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$( -0- )
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001177
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 1,845.45
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 1,845.45 =============
Dreyfus Premier Greater China Fund - Class C 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$ 41,423,310
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 13,508,216
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 13,508,216
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 27,915,094
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$( -0- )
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001177
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 3,285.61
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 3,285.61 =============

Dreyfus Premier Greater China Fund - Class R 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$ 8,953,767
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 5,269,158
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 5,269,158
--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 3,684,609
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$( -0- )
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001177
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 433.68
	“0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 433.68
=============

Dreyfus Premier Greater China Fund - Class T
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 1,819,088
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 1,173,834
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 1,173,834
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 645,254
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$( -0- )
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001177
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 75.95
		“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 75.95
=============

Dreyfus Premier International Growth Fund - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 18,124,855
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 8,432,151
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	-$ 46,697,016
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 55,129,167
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 0
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$(37,004,312)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001177
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 0.00
		“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

Dreyfus Premier International Growth Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 643,308
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 294,107
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$ 49,148,234
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 49,442,341
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 0
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$(48,799,033)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001177
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 0.00
		“0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0.00 =============

Dreyfus Premier International Growth Fund - Class C

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 232,209
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 175,208
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$ 257,126
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 432,334
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 0
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$(200,125)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001177
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
		“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-
=============

Dreyfus Premier International Growth Fund - Class R
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 3,117
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 8,183

	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	-$ 761,508
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 769,691
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(766,574)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001177
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-
===========

Dreyfus Premier International Growth Fund - Class T
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 1,923
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ -0-
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	-$ 5,878
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 5,878
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(3,955)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001177
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ -0- ============
TOTAL FOR ALL FUNDS:		$ 10,406.22
=============
9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:

[X]	Wire Transfer
[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

/s/ Michael A. Rosenberg ____________________________________ Michael A. Rosenberg, Secretary

Date:

* Please print the name and title of the signing officer below the signature.